UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-04727
                                                     ---------

                      Phoenix Strategic Equity Series Fund
          --------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               56 Prospect Street
                               Hartford, CT 06115
          --------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

Matthew A. Swendiman                          John R. Flores, Esq.
Counsel & Chief Legal Officer for             Vice President, Counsel
Litigation/Employment Registrant              Phoenix Life Insurance Company
Phoenix Life Insurance Company                One American Row
One American Row                              Hartford, CT  06102
Hartford, CT  06102
-----------------------------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: (800) 243-1574
                                                           --------------

                     Date of fiscal year end: April 30
                                              -------------

                   Date of reporting period: October 31, 2004
                                             ----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


Semiannual Report

OCTOBER 31, 2004

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Phoenix-Seneca Strategic Theme Fund

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

--------------------------------------------------------------------------------
Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
--------------------------------------------------------------------------------


This report is not authorized for distribution to prospective investors in the Phoenix Strategic Equity Series Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.

MESSAGE FROM THE CHAIRMAN

DEAR SHAREHOLDER:

      I encourage you to review the performance overview and outlook provided in this semiannual report for the Phoenix-Seneca Growth and Strategic Theme Funds for the six months ended October 31, 2004.

      The pace of U.S. economic growth appears to have cooled off in recent months. Gross domestic product (GDP) and employment growth have slowed in response to rising energy prices and declining consumer optimism. In addition, the Federal Reserve's ongoing commitment to raising the federal funds rate at a "measured pace" combined with increased oil prices, is likely to keep economic growth subdued through the end of the year. As of this writing in late November, it remains to be seen whether the post-election rally in the equities markets can be sustained.

      Regardless of what the markets bring, short-term performance changes should not distract you from your long-term financial plan. Now may be an opportune time for you to review your portfolio with your financial advisor to make sure that your asset allocation remains on target for you. Keep in mind that finding the best balance of performance and protection requires discipline and diversification. 1 Your particular Phoenix Fund investment may help in this effort.

      At this time, the mutual fund industry continues to undergo far-reaching regulatory reforms. The Phoenix Funds Board of Trustees takes these matters seriously and is implementing initiatives to ensure compliance with the letter and the spirit of all requirements. We are confident that the fund industry will emerge stronger and more focused on the interests of shareholders as a result.

      To learn more about investing and your Phoenix Fund, including monthly portfolio updates, please visit PhoenixInvestments.com.


Sincerely,


/s/ PHILIP R. McLOUGHLIN

Philip R. McLoughlin
Chairman, Phoenix Funds

NOVEMBER 30, 2004

1 DIVERSIFICATION DOES NOT GUARANTEE AGAINST A LOSS, AND THERE IS NO GUARANTEE THAT A DIVERSIFIED PORTFOLIO WILL OUTPERFORM A NON-DIVERSIFIED PORTFOLIO.

The preceding information is the opinion of the Chairman of the Phoenix Funds Board of Trustees. There is no guarantee that market forecasts discussed will be realized.

TABLE OF CONTENTS

Glossary ...................................................................   3
Phoenix-Seneca Growth Fund .................................................   4
Phoenix-Seneca Strategic Theme Fund ........................................  11
Notes to Financial Statements ..............................................  18

GLOSSARY

ADR
American Depository Receipt.

FEDERAL FUNDS RATE
The interest rate charged on overnight loans of reserves by one financial institution to another in the United States. The federal funds rate is the most sensitive indicator of the direction of interest rates since it is set daily by the market.

GROSS DOMESTIC PRODUCT (GDP)
An important measure of U.S. economic performance, GDP is the total market value of all final goods and services produced in the U.S. during any quarter or year.

PHOENIX-SENECA GROWTH FUND


ABOUT YOUR FUND'S EXPENSES
   As a shareholder of the Growth Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. Class X shares are sold without a sales charge and do not incur distribution or service fees. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

ACTUAL EXPENSES
   The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
   The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.


                               Beginning            Ending         Expenses Paid
     Growth Fund             Account Value      Account Value          During
       Class X                May 1, 2004      October 31, 2004        Period*
---------------------        -------------     ----------------    -------------
Actual                         $1,000.00          $  963.60            $5.12

Hypothetical (5% return
  before expenses)              1,000.00           1,019.93             5.28

*EXPENSES ARE EQUAL TO THE FUND'S CLASS X ANNUALIZED EXPENSE RATIO OF 1.03%,
 MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.


                               Beginning            Ending         Expenses Paid
     Growth Fund             Account Value      Account Value          During
       Class A                May 1, 2004      October 31, 2004        Period*
---------------------        -------------     ----------------    -------------
Actual                         $1,000.00          $  963.10            $6.35

Hypothetical (5% return
  before expenses)              1,000.00           1,019.93              6.55

*EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.28%,
 MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                               Beginning            Ending         Expenses Paid
     Growth Fund             Account Value      Account Value          During
       Class B                May 1, 2004      October 31, 2004        Period*
---------------------        -------------     ----------------    -------------
Actual                         $1,000.00          $  958.90            $10.06

Hypothetical (5% return
  before expenses)              1,000.00           1,014.81             10.40

*EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 2.04%,
 MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.


                               Beginning            Ending         Expenses Paid
     Growth Fund             Account Value      Account Value          During
       Class C                May 1, 2004      October 31, 2004        Period*
---------------------        -------------     ----------------    -------------
Actual                         $1,000.00          $  958.80            $10.06

Hypothetical (5% return
  before expenses)              1,000.00           1,014.80             10.40

*EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 2.04%,
 MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

Phoenix-Seneca Growth Fund

                   SCHEDULE OF INVESTMENTS AT OCTOBER 31, 2004
                                   (UNAUDITED)


                      ------------------------------------
                      SECTOR WEIGHTINGS           10/31/04
                      ------------------------------------

                      As a percentage of total investments

              EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC

                               [GRAPHIC OMITTED]

                      Information Technology          27%
                      Consumer Discretionary          18
                      Health-Care                     17
                      Industrials                     14
                      Consumer Staples                11
                      Financials                       5
                      Materials                        5
                      Other                            3


                                                        SHARES       VALUE
                                                       -------   ------------
DOMESTIC COMMON STOCKS--91.1%

AEROSPACE & DEFENSE--5.7%
L-3 Communications Holdings, Inc. .................     69,430   $  4,577,520
United Technologies Corp. .........................     63,190      5,865,296
                                                                 ------------
                                                                   10,442,816
                                                                 ------------
AIR FREIGHT & COURIERS--3.1%
FedEx Corp. .......................................     63,430      5,779,742

BIOTECHNOLOGY--3.3%
Amgen, Inc.(b) ....................................    106,550      6,052,040

COMMUNICATIONS EQUIPMENT--4.3%
Cisco Systems, Inc.(b) ............................    238,160      4,575,054
QUALCOMM, Inc. ....................................     80,000      3,344,800
                                                                 ------------
                                                                    7,919,854
                                                                 ------------
COMPUTER HARDWARE--3.2%
International Business Machines Corp. .............     66,180      5,939,655

COMPUTER STORAGE & PERIPHERALS--2.6%
EMC Corp.(b) ......................................    373,650      4,808,875


                                                        SHARES       VALUE
                                                       -------   ------------
DATA PROCESSING & OUTSOURCED SERVICES--6.6%
Alliance Data Systems Corp.(b) ....................     39,300   $  1,661,604
Automatic Data Processing, Inc. ...................    112,260      4,870,962
First Data Corp. ..................................    135,930      5,611,190
                                                                 ------------
                                                                   12,143,756
                                                                 ------------
DEPARTMENT STORES--2.8%
Penney (J.C.) Co., Inc. ...........................    147,680      5,108,251

DIVERSIFIED CHEMICALS--2.5%
Dow Chemical Co. (The) ............................    102,160      4,591,070

FOOTWEAR--3.3%
NIKE, Inc. Class B ................................     73,840      6,003,930

GENERAL MERCHANDISE STORES--2.8%
Target Corp. ......................................    103,580      5,181,072

HEALTH CARE EQUIPMENT--2.8%
Stryker Corp. .....................................    120,200      5,179,418

HEALTH CARE FACILITIES--2.1%
HCA, Inc. .........................................    104,170      3,826,164

HEALTH CARE SERVICES--3.4%
Caremark Rx, Inc.(b) ..............................    210,830      6,318,575

HOTELS, RESORTS & CRUISE LINES--5.9%
Carnival Corp. Class A ............................    118,940      6,013,606
Marriott International, Inc. Class A ..............     87,520      4,768,965
                                                                 ------------
                                                                   10,782,571
                                                                 ------------
HYPERMARKETS & SUPER CENTERS--3.0%
Costco Wholesale Corp. ............................    113,760      5,453,654

INDUSTRIAL CONGLOMERATES--2.3%
3M Co. ............................................     53,800      4,173,266

INTERNET SOFTWARE & SERVICES--2.5%
VeriSign, Inc.(b) .................................    174,280      4,675,932

MANAGED HEALTH CARE--1.9%
UnitedHealth Group, Inc. ..........................     49,390      3,575,836

MOVIES & ENTERTAINMENT--3.7%
Viacom, Inc. Class B ..............................    188,550      6,880,190

MULTI-LINE INSURANCE--2.4%
American International Group, Inc. ................     74,000      4,492,540

OTHER DIVERSIFIED FINANCIAL SERVICES--2.5%
J.P. Morgan Chase & Co. ...........................    119,780      4,623,508


                        See Notes to Financial Statements

Phoenix-Seneca Growth Fund


                                                        SHARES       VALUE
                                                       -------   ------------
PAPER PRODUCTS--2.3%
Georgia-Pacific Corp. .............................    120,040   $  4,152,184

PERSONAL PRODUCTS--5.5%
Estee Lauder Cos., Inc. (The) Class A .............    114,700      4,926,365
Gillette Co. (The) ................................    127,610      5,293,263
                                                                 ------------
                                                                   10,219,628
                                                                 ------------
PHARMACEUTICALS--3.2%
Johnson & Johnson .................................     99,600      5,814,648

SEMICONDUCTOR EQUIPMENT--2.0%
Applied Materials, Inc.(b) ........................    229,680      3,697,848

SEMICONDUCTORS--2.9%
Intel Corp. .......................................    242,140      5,390,036

SOFT DRINKS--2.5%
Coca-Cola Co. (The) ...............................    114,730      4,664,922

-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $165,883,395)                                    167,891,981
-----------------------------------------------------------------------------


FOREIGN COMMON STOCKS(c)--6.1%

COMMUNICATIONS EQUIPMENT--2.8%
Telefonaktiebolaget LM Ericsson ADR
(Sweden)(b) .......................................    177,750      5,138,752

INDUSTRIAL CONGLOMERATES--3.3%
Tyco International Ltd. (United States) ...........    196,740      6,128,451

-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $11,558,293)                                      11,267,203
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.2%
(IDENTIFIED COST $177,441,688)                                    179,159,184
-----------------------------------------------------------------------------


                                             STANDARD    PAR
                                             & POOR'S   VALUE
                                              RATING    (000)        VALUE
                                             --------   ------   ------------
SHORT-TERM INVESTMENTS--0.9%

COMMERCIAL PAPER--0.9%
Colgate - Palmolive Co. 1.78%, 11/3/04 ....     A-1+    $  655   $    654,935

Du Pont (E.I.) de Nemours & Co. 1.75%,
11/5/04 ...................................     A-1+     1,005      1,004,805
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,659,740)                                        1,659,740
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--98.1%
(IDENTIFIED COST $179,101,428)                                    180,818,924(a)

Other assets and liabilities, net--1.9%                             3,478,250
                                                                 ------------
NET ASSETS--100.0%                                               $184,297,174
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $10,310,175 and gross depreciation of $8,592,679 for federal income tax purposes. At October 31, 2004, the aggregate cost of securities for federal income tax purposes was $179,101,428.
(b) Non-income producing.
(c) Foreign Common Stocks are determined based on the country in which the security is issued. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G "Foreign Security Country Determination" in the Notes to Financial Statements.

                        See Notes to Financial Statements

Phoenix-Seneca Growth Fund


                       STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2004
                                   (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $179,101,428)                                  $180,818,924
Cash                                                                      2,185
Receivables
   Investment securities sold                                         5,873,038
   Dividends and interest                                               123,841
   Fund shares sold                                                       7,977
Prepaid expenses                                                         37,846
Trustee retainer                                                          1,779
                                                                   ------------
     Total assets                                                   186,865,590
                                                                   ------------
LIABILITIES
Payables
   Investment securities purchased                                    1,771,581
   Fund shares repurchased                                              507,109
   Investment advisory fee                                              109,397
   Transfer agent fee                                                    71,980
   Distribution and service fees                                         46,020
   Financial agent fee                                                   12,675
Accrued expenses                                                         49,654
                                                                   ------------
     Total liabilities                                                2,568,416
                                                                   ------------
NET ASSETS                                                         $184,297,174
                                                                   ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                   $264,287,979
Accumulated net investment loss                                        (298,531)
Accumulated net realized loss                                       (81,409,770)
Net unrealized appreciation                                           1,717,496
                                                                   ------------
NET ASSETS                                                         $184,297,174
                                                                   ============
CLASS X
Shares of beneficial interest outstanding, $1 par value,
   unlimited authorization (Net Assets $36,915,968)                   3,315,451
Net asset value and offering price per share                             $11.13

CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $124,611,960)                 11,645,010
Net asset value per share                                                $10.70
Offering price per share $10.70/(1-5.75%)                                $11.35

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $11,834,884)                   1,179,863
Net asset value and offering price per share                             $10.03

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $10,934,362)                   1,092,949
Net asset value and offering price per share                             $10.00


                             STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED OCTOBER 31, 2004
                                   (UNAUDITED)

INVESTMENT INCOME
Dividends                                                           $ 1,004,670
Interest                                                                 27,095
                                                                    -----------
     Total investment income                                          1,031,765
                                                                    -----------
EXPENSES
Investment advisory fee                                                 699,803
Service fees, Class A                                                   167,494
Distribution and service fees, Class B                                   65,564
Distribution and service fees, Class C                                   67,039
Financial agent fee                                                      75,172
Transfer agent                                                          169,730
Printing                                                                 26,522
Trustees                                                                 20,440
Professional                                                             18,181
Custodian                                                                 7,985
Miscellaneous                                                            12,366
                                                                    -----------
     Total expenses                                                   1,330,296
                                                                    -----------
NET INVESTMENT LOSS                                                    (298,531)
                                                                    -----------

NET REALIZED AND  UNREALIZED  GAIN (LOSS) ON  INVESTMENTS
Net realized  loss on investments                                    (3,307,091)
Net change in unrealized appreciation (depreciation) on
   investments                                                       (4,244,664)
                                                                    -----------
NET LOSS ON INVESTMENTS                                              (7,551,755)
                                                                    -----------
NET DECREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                                       $(7,850,286)
                                                                    ===========


                        See Notes to Financial Statements

Phoenix-Seneca Growth Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                  Six Months
                                                                                     Ended
                                                                                   10/31/04           Year Ended
                                                                                  (Unaudited)           4/30/04
                                                                                  ------------       ------------
FROM OPERATIONS
   Net investment income (loss)                                                   $   (298,531)      $   (934,742)
   Net realized gain (loss)                                                         (3,307,091)        20,683,666
   Net change in unrealized appreciation (depreciation)                             (4,244,664)        10,268,797
                                                                                  ------------       ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                      (7,850,286)        30,017,721
                                                                                  ------------       ------------
FROM SHARE TRANSACTIONS
CLASS X
   Proceeds from sales of shares (437,149 and 1,766,815 shares, respectively)        4,967,352         19,804,833
   Cost of shares repurchased (498,299 and 488,492 shares, respectively)            (5,592,356)        (5,676,561)
                                                                                  ------------       ------------
Total                                                                                 (625,004)        14,128,272
                                                                                  ------------       ------------
CLASS A
   Proceeds from sales of shares (296,163 and 5,156,932 shares, respectively)        3,222,399         54,778,596
   Cost of shares repurchased (1,702,260 and 5,242,416 shares, respectively)       (18,407,260)       (59,434,498)
                                                                                  ------------       ------------
Total                                                                              (15,184,861)        (4,655,902)
                                                                                  ------------       ------------
CLASS B
   Proceeds from sales of shares (39,632 and 202,484 shares, respectively)             407,870          2,072,122
   Cost of shares repurchased (215,083 and 324,496 shares, respectively)            (2,173,010)        (3,357,529)
                                                                                  ------------       ------------
Total                                                                               (1,765,140)        (1,285,407)
                                                                                  ------------       ------------
CLASS C
   Proceeds from sales of shares (31,688 and 350,886 shares, respectively)             321,045          3,597,757
   Cost of shares repurchased (427,625 and 680,751 shares, respectively)            (4,314,497)        (7,059,179)
                                                                                  ------------       ------------
Total                                                                               (3,993,452)        (3,461,422)
                                                                                  ------------       ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                       (21,568,457)         4,725,541
                                                                                  ------------       ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                           (29,418,743)        34,743,262

NET ASSETS
   Beginning of period                                                             213,715,917        178,972,655
                                                                                  ------------       ------------
   END OF PERIOD [INCLUDING ACCUMULATED NET INVESTMENT LOSS OF
     ($298,531) AND $0, RESPECTIVELY]                                             $184,297,174       $213,715,917
                                                                                  ============       ============


                        See Notes to Financial Statements

Phoenix-Seneca Growth Fund

                                                      FINANCIAL HIGHLIGHTS
                            (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                    CLASS X
                                           -----------------------------------------------------------------------------------
                                           SIX MONTHS                                                   SEVEN
                                              ENDED                   YEAR ENDED APRIL 30,              MONTHS          YEAR
                                            10/31/04        ---------------------------------------      ENDED          ENDED
                                           (UNAUDITED)       2004       2003      2002        2001      4/30/00        9/30/99
Net asset value, beginning of period         $11.55         $10.07     $12.30    $14.66      $22.31      $19.92        $16.46
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)               --(6)       (0.01)     (0.02)       --(6)    (0.01)      (0.01)        (0.04)
   Net realized and unrealized gain (loss)    (0.42)          1.49      (2.21)    (2.31)      (3.36)       4.94          5.11
                                             ------         ------     ------    ------      ------      ------        ------
     TOTAL FROM INVESTMENT OPERATIONS         (0.42)          1.48      (2.23)    (2.31)      (3.37)       4.93          5.07
                                             ------         ------     ------    ------      ------      ------        ------
LESS DISTRIBUTIONS
   Distributions from net realized gains         --             --         --     (0.05)      (4.28)      (2.54)        (1.61)
                                             ------         ------     ------    ------      ------      ------        ------
     TOTAL DISTRIBUTIONS                         --             --         --     (0.05)      (4.28)      (2.54)        (1.61)
                                             ------         ------     ------    ------      ------      ------        ------
Change in net asset value                     (0.42)          1.48      (2.23)    (2.36)      (7.65)       2.39          3.46
                                             ------         ------     ------    ------      ------      ------        ------
NET ASSET VALUE, END OF PERIOD               $11.13         $11.55     $10.07    $12.30      $14.66      $22.31        $19.92
                                             ======         ======     ======    ======      ======      ======        ======
Total return                                  (3.64)%(4)     14.70 %   (18.13)%  (15.76)%    (16.22)%     25.04 %(4)    32.19 %

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)       $36,916        $38,994    $21,121   $21,786     $28,864     $40,174       $35,695

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                          1.03 %(3)      1.05 %     1.13 %    1.04 %      0.97 %      1.06 %(3)     1.16 %
   Net investment income (loss)                  -- %(3)(5)  (0.10)%    (0.20)%    0.03 %     (0.03)%     (0.05)%(3)    (0.20)%
Portfolio turnover                               55 %(4)       168 %      101 %     131 %       134 %        68 %(4)      169 %

                                                                                    CLASS A
                                           -----------------------------------------------------------------------------------
                                           SIX MONTHS                                                   SEVEN
                                              ENDED                   YEAR ENDED APRIL 30,              MONTHS          YEAR
                                            10/31/04        ---------------------------------------      ENDED          ENDED
                                           (UNAUDITED)       2004       2003      2002        2001      4/30/00        9/30/99
Net asset value, beginning of period         $11.11         $ 9.71     $11.90    $14.22      $21.83      $19.57        $16.23
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)            (0.01)         (0.04)     (0.04)    (0.03)      (0.05)      (0.04)        (0.09)
   Net realized and unrealized gain (loss)    (0.40)          1.44      (2.15)    (2.24)      (3.28)       4.84          5.04
                                             ------         ------     ------    ------      ------      ------        ------
     TOTAL FROM INVESTMENT OPERATIONS         (0.41)          1.40      (2.19)    (2.27)      (3.33)       4.80          4.95
                                             ------         ------     ------    ------      ------      ------        ------
LESS DISTRIBUTIONS
   Distributions from net realized gains         --             --         --     (0.05)      (4.28)      (2.54)        (1.61)
                                             ------         ------     ------    ------      ------      ------        ------
     TOTAL DISTRIBUTIONS                         --             --         --     (0.05)      (4.28)      (2.54)        (1.61)
                                             ------         ------     ------    ------      ------      ------        ------
Change in net asset value                     (0.41)          1.40      (2.19)    (2.32)      (7.61)       2.26          3.34
                                             ------         ------     ------    ------      ------      ------        ------
NET ASSET VALUE, END OF PERIOD               $10.70         $11.11     $ 9.71    $11.90      $14.22      $21.83        $19.57
                                             ======         ======     ======    ======      ======      ======        ======
Total return(2)                               (3.69)%(4)     14.42 %   (18.40)%  (15.97)%    (16.42)%     24.81 %(4)    31.89 %

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)      $124,612       $145,023   $127,553  $177,518    $215,736     $46,727       $31,001

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                          1.28 %(3)      1.30 %     1.38 %    1.29 %      1.22 %      1.31 %(3)     1.44 %
   Net investment income (loss)               (0.25)%(3)     (0.33)%    (0.41)%   (0.22)%     (0.29)%     (0.29)%(3)    (0.49)%
Portfolio turnover                               55 %(4)       168 %      101 %     131 %       134 %        68 %(4)      169 %

(1) Computed using average shares outstanding.
(2) Sales charges are not reflected in the total return calculation.
(3) Annualized.
(4) Not annualized.
(5) Amount is less than 0.01%.
(6) Amount is less than $0.01.

                        See Notes to Financial Statements

Phoenix-Seneca Growth Fund

                                                      FINANCIAL HIGHLIGHTS
                            (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                    CLASS B
                                           -----------------------------------------------------------------------------------
                                           SIX MONTHS                                                   SEVEN
                                              ENDED                   YEAR ENDED APRIL 30,              MONTHS          YEAR
                                            10/31/04        ---------------------------------------      ENDED          ENDED
                                           (UNAUDITED)       2004       2003      2002        2001      4/30/00        9/30/99
Net asset value, beginning of period         $10.46         $ 9.21     $11.36    $13.68      $21.34      $19.28        $16.19
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)            (0.05)         (0.11)     (0.11)    (0.12)      (0.17)      (0.17)        (0.31)
   Net realized and unrealized gain (loss)    (0.38)          1.36      (2.04)    (2.15)      (3.21)       4.77          5.01
                                             ------         ------     ------    ------      ------      ------        ------
     TOTAL FROM INVESTMENT OPERATIONS         (0.43)          1.25      (2.15)    (2.27)      (3.38)       4.60          4.70
                                             ------         ------     ------    ------      ------      ------        ------
LESS DISTRIBUTIONS
   Distributions from net realized gains         --             --         --     (0.05)      (4.28)      (2.54)        (1.61)
                                             ------         ------     ------    ------      ------      ------        ------
     TOTAL DISTRIBUTIONS                         --             --         --     (0.05)      (4.28)      (2.54)        (1.61)
                                             ------         ------     ------    ------      ------      ------        ------
Change in net asset value                     (0.43)          1.25      (2.15)    (2.32)      (7.66)       2.06          3.09
                                             ------         ------     ------    ------      ------      ------        ------
NET ASSET VALUE, END OF PERIOD               $10.03         $10.46     $ 9.21    $11.36      $13.68      $21.34        $19.28
                                             ======         ======     ======    ======      ======      ======        ======
Total return(2)                               (4.11)%(4)     13.57 %   (18.93)%  (16.60)%    (17.11)%     24.10 %(4)    30.31 %

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)       $11,835        $14,171    $13,600   $17,397     $16,458     $10,431        $4,395

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                          2.04 %(3)      2.05 %     2.13 %    2.04 %      1.97 %      2.42 %(3)     2.60 %(5)
   Net investment income (loss)               (1.00)%(3)     (1.09)%    (1.16)%   (0.98)%     (1.03)%     (1.39)%(3)    (1.66)%
Portfolio turnover                               55 %(4)       168 %      101 %     131 %       134 %        68 %(4)      169 %

                                                                                    CLASS C
                                           -----------------------------------------------------------------------------------
                                           SIX MONTHS                                                   SEVEN
                                              ENDED                   YEAR ENDED APRIL 30,              MONTHS          YEAR
                                            10/31/04        ---------------------------------------      ENDED          ENDED
                                           (UNAUDITED)       2004       2003      2002        2001      4/30/00        9/30/99
Net asset value, beginning of period         $10.43         $ 9.18     $11.33    $13.65      $21.29      $19.25        $16.18
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)            (0.05)         (0.11)     (0.11)    (0.12)      (0.17)      (0.19)        (0.32)
   Net realized and unrealized gain (loss)    (0.38)          1.36      (2.04)    (2.15)      (3.19)       4.77          5.00
                                             ------         ------     ------    ------      ------      ------        ------
     TOTAL FROM INVESTMENT OPERATIONS         (0.43)          1.25      (2.15)    (2.27)      (3.36)       4.58          4.68
                                             ------         ------     ------    ------      ------      ------        ------
LESS DISTRIBUTIONS
   Distributions from net realized gains         --             --         --     (0.05)      (4.28)      (2.54)        (1.61)
                                             ------         ------     ------    ------      ------      ------        ------
     TOTAL DISTRIBUTIONS                         --             --         --     (0.05)      (4.28)      (2.54)        (1.61)
                                             ------         ------     ------    ------      ------      ------        ------
Change in net asset value                     (0.43)          1.25      (2.15)    (2.32)      (7.64)       2.04          3.07
                                             ------         ------     ------    ------      ------      ------        ------
NET ASSET VALUE, END OF PERIOD               $10.00         $10.43     $ 9.18    $11.33      $13.65      $21.29        $19.25
                                             ======         ======     ======    ======      ======      ======        ======
Total return(2)                               (4.12)%(4)     13.62 %   (18.98)%  (16.64)%    (17.08)%     24.09 %(4)    30.20 %

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)       $10,934        $15,528    $16,698   $13,761     $12,641      $9,939        $1,833

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                          2.04 %(3)      2.05 %     2.14 %    2.04 %      1.97 %      2.51 %(3)     2.60 %(6)
   Net investment income (loss)               (1.00)%(3)     (1.08)%    (1.19)%   (0.98)%     (1.02)%     (1.48)%(3)    (1.66)%
Portfolio turnover                               55 %(4)       168 %      101 %     131 %       134 %        68 %(4)      169 %

(1) Computed using average shares outstanding.
(2) Sales charges are not reflected in the total return calculation.
(3) Annualized.
(4) Not annualized.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 3.46% for the period ended September 30, 1999.
(6) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 5.67% for the period ended September 30, 1999.

                        See Notes to Financial Statements

PHOENIX-SENECA STRATEGIC THEME FUND


ABOUT YOUR FUND'S EXPENSES
   As a shareholder of the Strategic Theme Fund, you incur two types of costs:
(1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

ACTUAL EXPENSES
   The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
   The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.


                               Beginning            Ending         Expenses Paid
 Strategic Theme Fund        Account Value      Account Value          During
       Class A                May 1, 2004      October 31, 2004        Period*
---------------------        -------------     ----------------    -------------
Actual                         $1,000.00          $  987.30             $7.77

Hypothetical (5% return
  before expenses)              1,000.00           1,017.29              7.91

*EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.55%,
 MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.


                               Beginning            Ending         Expenses Paid
 Strategic Theme Fund        Account Value      Account Value          During
       Class B                May 1, 2004      October 31, 2004        Period*
---------------------        -------------     ----------------    -------------
Actual                         $1,000.00          $  983.60            $11.53

Hypothetical (5% return
  before expenses)              1,000.00           1,013.44             11.77

*EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 2.31%,
 MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.


                               Beginning            Ending         Expenses Paid
 Strategic Theme Fund        Account Value      Account Value          During
       Class C                May 1, 2004      October 31, 2004        Period*
---------------------        -------------     ----------------    -------------
Actual                         $1,000.00          $  983.60            $11.52

Hypothetical (5% return
  before expenses)              1,000.00           1,013.45             11.76

*EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 2.30%,
 MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

Phoenix-Seneca Strategic Theme Fund


                   SCHEDULE OF INVESTMENTS AT OCTOBER 31, 2004
                                   (UNAUDITED)

                       ------------------------------------
                       SECTOR WEIGHTINGS           10/31/04
                       ------------------------------------

                       As a percentage of total investments

              EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC

                               [GRAPHIC OMITTED]

                       Information Technology          29%
                       Industrials                     17
                       Consumer Discretionary          15
                       Health-Care                     12
                       Consumer Staples                10
                       Materials                        7
                       Financials                       7
                       Other                            3


                                                        SHARES       VALUE
                                                       -------   ------------
DOMESTIC COMMON STOCKS--89.7%

AEROSPACE & DEFENSE--6.8%
L-3 Communications Holdings, Inc. .................     87,240   $  5,751,733
United Technologies Corp. .........................     58,500      5,429,970
                                                                 ------------
                                                                   11,181,703
                                                                 ------------
AIR FREIGHT & COURIERS--3.1%
FedEx Corp. .......................................     56,190      5,120,033

APPAREL RETAIL--3.3%
Chico's FAS, Inc.(b) ..............................    135,500      5,424,065

APPAREL, ACCESSORIES & LUXURY GOODS--3.4%
Coach, Inc.(b) ....................................    121,000      5,642,230

BIOTECHNOLOGY--3.1%
Amgen, Inc.(b) ....................................     89,300      5,072,240


                                                        SHARES       VALUE
                                                       -------   ------------
COMMUNICATIONS EQUIPMENT--6.2%
Juniper Networks, Inc.(b) .........................    232,900   $  6,197,469
QUALCOMM, Inc. ....................................     97,400      4,072,294
                                                                 ------------
                                                                   10,269,763
                                                                 ------------
COMPUTER HARDWARE--3.3%
International Business Machines Corp. .............     59,800      5,367,050

COMPUTER STORAGE & PERIPHERALS--3.0%
EMC Corp.(b) ......................................    390,900      5,030,883

DATA PROCESSING & OUTSOURCED SERVICES--3.5%
Alliance Data Systems Corp.(b) ....................     35,200      1,488,256
First Data Corp. ..................................    102,170      4,217,578
                                                                 ------------
                                                                    5,705,834
                                                                 ------------
HEALTH CARE FACILITIES--3.1%
HCA, Inc. .........................................    140,500      5,160,565

HEALTH CARE SERVICES--3.6%
Caremark Rx, Inc.(b) ..............................    198,850      5,959,535

HOTELS, RESORTS & CRUISE LINES--3.7%
Carnival Corp. Class A ............................    120,260      6,080,346

HYPERMARKETS & SUPER CENTERS--4.1%
Costco Wholesale Corp. ............................    139,600      6,692,424

INDUSTRIAL CONGLOMERATES--2.8%
3M Co. ............................................     60,560      4,697,639

INDUSTRIAL GASES--3.7%
Air Products and Chemicals, Inc. ..................    115,130      6,122,613

INTERNET SOFTWARE & SERVICES--4.2%
VeriSign, Inc.(b) .................................    258,180      6,926,969

MANAGED HEALTH CARE--2.5%
UnitedHealth Group, Inc. ..........................     56,200      4,068,880

MOVIES & ENTERTAINMENT--4.2%
Viacom, Inc. Class B ..............................    190,200      6,940,398

OTHER DIVERSIFIED FINANCIAL SERVICES--4.0%
J.P. Morgan Chase & Co. ...........................    171,100      6,604,460

PAPER PRODUCTS--3.4%
Georgia-Pacific Corp. .............................    161,480      5,585,593


                        See Notes to Financial Statements
12

Phoenix-Seneca Strategic Theme Fund


                                                        SHARES       VALUE
                                                       -------   ------------
PERSONAL PRODUCTS--3.2%
Estee Lauder Cos., Inc. (The) Class A .............    121,560   $  5,221,002

SEMICONDUCTOR EQUIPMENT--2.0%
Applied Materials, Inc.(b) ........................    205,120      3,302,432

SEMICONDUCTORS--3.8%
Intel Corp. .......................................    280,440      6,242,594

SOFT DRINKS--2.8%
Coca-Cola Co. (The) ...............................    113,300      4,606,778

THRIFTS & MORTGAGE FINANCE--2.9%
MGIC Investment Corp. .............................     74,580      4,796,240

-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $144,171,363)                                    147,822,269
-----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--7.5%

COMMUNICATIONS EQUIPMENT--3.3%
Telefonaktiebolaget LM Ericsson ADR (Sweden)(b) ...    191,520      5,536,843

INDUSTRIAL CONGLOMERATES--4.2%
Tyco International Ltd. (United States) ...........    220,730      6,875,740
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $12,702,665)                                      12,412,583
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.2%
(IDENTIFIED COST $156,874,028)                                    160,234,852
-----------------------------------------------------------------------------


                                             STANDARD    PAR
                                             & POOR'S   VALUE
                                              RATING    (000)        VALUE
                                             --------   ------   ------------
SHORT-TERM INVESTMENTS--0.3%

COMMERCIAL PAPER--0.3%
UBS Finance Delaware LLC 1.84%, 11/1/04 ...     A-1+      $420   $    420,000
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $420,000)                                            420,000
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--97.5%
(IDENTIFIED COST $157,294,028)                                    160,654,852(a)

Other assets and liabilities, net--2.5%                             4,193,448
                                                                 ------------
NET ASSETS--100.0%                                               $164,848,300
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $11,185,748 and gross depreciation of $7,824,924 for federal income tax purposes. At October 31, 2004, the aggregate cost of securities for federal income tax purposes was $157,294,028.
(b) Non-income producing.
(c) Foreign Common Stocks are determined based on the country in which the security is issued. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G "Foreign Security Country Determination" in the Notes to Financial Statements.

                        See Notes to Financial Statements

Phoenix-Seneca Strategic Theme Fund


                       STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2004
                                   (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $157,294,028)                                 $ 160,654,852
Receivables
   Investment securities sold                                         4,603,014
   Dividends                                                            134,861
   Fund shares sold                                                      18,952
Prepaid expenses                                                         35,278
Trustee retainer                                                          1,779
                                                                  -------------
     Total assets                                                   165,448,736
                                                                  -------------
LIABILITIES
Cash overdraft                                                           34,760
Payables
   Fund shares repurchased                                              215,474
   Transfer agent fee                                                   126,202
   Investment advisory fee                                              104,192
   Distribution and service fees                                         47,210
   Printing fee                                                          30,479
   Financial agent fee                                                   11,419
Accrued expenses                                                         30,700
                                                                  -------------
     Total liabilities                                                  600,436
                                                                  -------------
NET ASSETS                                                        $ 164,848,300
                                                                  =============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                  $ 410,753,801
Accumulated net investment loss                                        (608,323)
Accumulated net realized loss                                      (248,658,002)
Net unrealized appreciation                                           3,360,824
                                                                  -------------
NET ASSETS                                                         $164,848,300
                                                                  =============

CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $145,226,623)                 17,025,937
Net asset value per share                                                 $8.53
Offering price per share $8.53/(1-5.75%)                                  $9.05

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $16,316,195)                   2,088,281
Net asset value and offering price per share                              $7.81

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $3,305,482)                      422,600
Net asset value and offering price per share                              $7.82


                             STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED OCTOBER 31, 2004
                                   (UNAUDITED)

INVESTMENT INCOME
Dividends                                                           $   823,720
Interest                                                                 20,402
                                                                    -----------
     Total investment income                                            844,122
                                                                    -----------
EXPENSES
Investment advisory fee                                                 661,677
Services fee, Class A                                                   191,231
Distribution and service fees, Class B                                   99,691
Distribution and service fees, Class C                                   17,623
Financial agent fee                                                      67,772
Transfer agent                                                          324,972
Printing                                                                 33,553
Trustees                                                                 20,440
Professional                                                             18,181
Custodian                                                                 7,974
Miscellaneous                                                             9,331
                                                                    -----------
     Total expenses                                                   1,452,445
                                                                    -----------
NET INVESTMENT LOSS                                                    (608,323)
                                                                    -----------

NET REALIZED AND  UNREALIZED  GAIN (LOSS) ON  INVESTMENTS
Net realized  loss on securities                                     (1,987,038)
Net change in unrealized appreciation (depreciation) on
   investments                                                         (254,104)
                                                                    -----------
NET LOSS ON INVESTMENTS                                              (2,241,142)
                                                                    -----------
NET DECREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                                       $(2,849,465)
                                                                    ===========

                        See Notes to Financial Statements

Phoenix-Seneca Strategic Theme Fund

                                              STATEMENT OF CHANGES IN NET ASSETS

                                                                                   Six Months
                                                                                      Ended
                                                                                    10/31/04          Year Ended
                                                                                   (Unaudited)         4/30/04
                                                                                  ------------       ------------
FROM OPERATIONS
   Net investment income (loss)                                                   $   (608,323)      $ (1,780,414)
   Net realized gain (loss)                                                         (1,987,038)        33,826,018
   Net change in unrealized appreciation (depreciation)                               (254,104)         6,128,432
                                                                                  ------------       ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                      (2,849,465)        38,174,036
                                                                                  ------------       ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (754,926 and 1,377,303 shares, respectively)        6,409,603         11,709,144
   Cost of shares repurchased (2,599,023 and 4,265,762 shares, respectively)       (21,819,730)       (36,241,256)
                                                                                  ------------       ------------
Total                                                                              (15,410,127)       (24,532,112)
                                                                                  ------------       ------------
CLASS B
   Proceeds from sales of shares (39,210 and 231,156 shares, respectively)             302,758          1,808,151
   Cost of shares repurchased (1,098,031 and 1,714,310 shares, respectively)        (8,529,337)       (13,576,764)
                                                                                  ------------       ------------
Total                                                                               (8,226,579)       (11,768,613)
                                                                                  ------------       ------------
CLASS C
   Proceeds from sales of shares (25,877 and 106,489 shares, respectively)             198,979            784,057
   Cost of shares repurchased (70,396 and 129,722 shares, respectively)               (541,013)        (1,011,708)
                                                                                  ------------       ------------
Total                                                                                 (342,034)          (227,651)
                                                                                  ------------       ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                       (23,978,740)       (36,528,376)
                                                                                  ------------       ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                           (26,828,205)         1,645,660

NET ASSETS
   Beginning of period                                                             191,676,505        190,030,845
                                                                                  ------------       ------------
   END OF PERIOD [INCLUDING ACCUMULATED NET INVESTMENT LOSS OF
     ($608,323) AND $0, RESPECTIVELY]                                             $164,848,300       $191,676,505
                                                                                  ============       ============

                        See Notes to Financial Statements

Phoenix-Seneca Strategic Theme Fund

                                                   FINANCIAL HIGHLIGHTS
                          (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                       CLASS A
                                                       -------------------------------------------------------------------
                                                       SIX MONTHS
                                                          ENDED                        YEAR ENDED APRIL 30,
                                                        10/31/04       ---------------------------------------------------
                                                       (UNAUDITED)      2004        2003       2002       2001       2000
Net asset value, beginning of period                     $ 8.64        $ 7.17      $ 9.06     $13.02     $22.62     $18.22
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                        (0.03)        (0.06)      (0.07)     (0.09)     (0.15)     (0.16)
   Net realized and unrealized gain (loss)                (0.08)         1.53       (1.82)     (3.83)     (6.10)      8.69
                                                         ------        ------      ------     ------     ------     ------
     TOTAL FROM INVESTMENT OPERATIONS                     (0.11)         1.47       (1.89)     (3.92)     (6.25)      8.53
                                                         ------        ------      ------     ------     ------     ------
LESS DISTRIBUTIONS
   Distributions from net realized gains                     --            --          --      (0.04)     (3.35)     (4.13)
                                                         ------        ------      ------     ------     ------     ------
     TOTAL DISTRIBUTIONS                                     --            --          --      (0.04)     (3.35)     (4.13)
                                                         ------        ------      ------     ------     ------     ------
Change in net asset value                                 (0.11)         1.47       (1.89)     (3.96)     (9.60)      4.40
                                                         ------        ------      ------     ------     ------     ------
NET ASSET VALUE, END OF PERIOD                           $ 8.53        $ 8.64      $ 7.17     $ 9.06     $13.02     $22.62
                                                         ======        ======      ======     ======     ======     ======
Total return(1)                                           (1.27)%(4)    20.50 %    (20.86)%   (30.13)%   (27.94)%    53.26 %

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                  $145,227      $162,974    $156,017   $250,131   $416,159   $620,919

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                      1.55 %(3)     1.52 %      1.60 %     1.39 %     1.30 %     1.29 %
   Net investment income (loss)                           (0.59)%(3)    (0.73)%     (0.95)%    (0.87)%    (0.81)%    (0.77)%
Portfolio turnover                                           57 %(4)      167 %       119 %      147 %      129 %      157 %

                                                                                       CLASS B
                                                       -------------------------------------------------------------------
                                                       SIX MONTHS
                                                          ENDED                        YEAR ENDED APRIL 30,
                                                        10/31/04       ---------------------------------------------------
                                                       (UNAUDITED)      2004        2003       2002       2001       2000
Net asset value, beginning of period                     $ 7.94        $ 6.64      $ 8.46     $12.25     $21.70     $17.75
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                        (0.05)        (0.11)      (0.11)     (0.16)     (0.27)     (0.28)
   Net realized and unrealized gain (loss)                (0.08)         1.41       (1.71)     (3.59)     (5.83)      8.36
                                                         ------        ------      ------     ------     ------     ------
     TOTAL FROM INVESTMENT OPERATIONS                     (0.13)         1.30       (1.82)     (3.75)     (6.10)      8.08
                                                         ------        ------      ------     ------     ------     ------
LESS DISTRIBUTIONS
   Distributions from net realized gains                     --            --          --      (0.04)     (3.35)     (4.13)
                                                         ------        ------      ------     ------     ------     ------
     TOTAL DISTRIBUTIONS                                     --            --          --      (0.04)     (3.35)     (4.13)
                                                         ------        ------      ------     ------     ------     ------
Change in net asset value                                 (0.13)         1.30       (1.82)     (3.79)     (9.45)      3.95
                                                         ------        ------      ------     ------     ------     ------
NET ASSET VALUE, END OF PERIOD                           $ 7.81        $ 7.94      $ 6.64     $ 8.46     $12.25     $21.70
                                                         ======        ======      ======     ======     ======     ======
Total return(1)                                           (1.64)%(4)    19.58 %    (21.51)%   (30.64)%   (28.48)%    52.03 %

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                   $16,316       $24,989     $30,755    $59,690   $107,589   $157,169

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                      2.30 %(3)     2.27 %      2.34 %     2.14 %     2.05 %     2.04 %
   Net investment income (loss)                           (1.33)%(3)    (1.48)%     (1.71)%    (1.62)%    (1.56)%    (1.47)%
Portfolio turnover                                           57 %(4)      167 %       119 %      147 %      129 %      157 %

(1) Sales charges are not reflected in the total return calculation.
(2) Computed using average shares outstanding.
(3) Annualized.
(4) Not annualized.

                        See Notes to Financial Statements

Phoenix-Seneca Strategic Theme Fund

                                                   FINANCIAL HIGHLIGHTS
                          (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                       CLASS C
                                                       -------------------------------------------------------------------
                                                       SIX MONTHS
                                                          ENDED                        YEAR ENDED APRIL 30,
                                                        10/31/04       ---------------------------------------------------
                                                       (UNAUDITED)      2004        2003       2002       2001       2000
Net asset value, beginning of period                     $ 7.95        $ 6.65      $ 8.47     $12.26     $21.71     $17.75
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                        (0.05)        (0.12)      (0.11)     (0.16)     (0.25)     (0.29)
   Net realized and unrealized gain (loss)                (0.08)         1.42       (1.71)     (3.59)     (5.85)      8.38
                                                         ------        ------      ------     ------     ------     ------
     TOTAL FROM INVESTMENT OPERATIONS                     (0.13)         1.30       (1.82)     (3.75)     (6.10)      8.09
                                                         ------        ------      ------     ------     ------     ------
LESS DISTRIBUTIONS
   Distributions from net realized gains                     --            --          --      (0.04)     (3.35)     (4.13)
                                                         ------        ------      ------     ------     ------     ------
     TOTAL DISTRIBUTIONS                                     --            --          --      (0.04)     (3.35)     (4.13)
                                                         ------        ------      ------     ------     ------     ------
Change in net asset value                                 (0.13)         1.30       (1.82)     (3.79)     (9.45)      3.96
                                                         ------        ------      ------     ------     ------     ------
NET ASSET VALUE, END OF PERIOD                           $ 7.82        $ 7.95      $ 6.65     $ 8.47     $12.26     $21.71
                                                         ======        ======      ======     ======     ======     ======
Total return(1)                                           (1.64)%(4)    19.55 %    (21.49)%   (30.61)%   (28.46)%    52.09 %

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                    $3,305        $3,713      $3,260     $5,499     $7,634     $5,156

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                      2.30 %(3)     2.27 %      2.34 %     2.14 %     2.05 %     2.04 %
   Net investment income (loss)                           (1.34)%(4)    (1.48)%     (1.71)%    (1.61)%    (1.53)%    (1.53)%
Portfolio turnover                                           57 %(4)      167 %       119 %      147 %      129 %      157 %

(1) Sales charges are not reflected in the total return calculation.
(2) Computed using average shares outstanding.
(3) Annualized.
(4) Not annualized.

                        See Notes to Financial Statements

PHOENIX STRATEGIC EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2004 (UNAUDITED)


1. ORGANIZATION
   Phoenix Strategic Equity Series Fund (the "Trust") is organized as a Delaware business trust, and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
   Currently two Funds are offered for sale (each a "Fund"). Phoenix-Seneca Growth Fund is diversified and has an investment objective of long-term capital growth. Phoenix-Seneca Strategic Theme Fund is diversified and has an investment objective of long-term capital growth.
   Each Fund offers Class A, Class B and Class C shares. The Growth Fund also offers Class X shares. Class X shares are sold without a sales charge. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase.
   Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C bears different distribution and/or service expenses and have exclusive voting rights with respect to its distribution plan. Class X bears no distribution and/or service expenses. Income and expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases of net assets from operations during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION:
   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.
   Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers and various relationships between securities in determining value.
   As required, some securities and assets are valued at fair value as determined in good faith by or under the direction of the Trustees.
   Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.
   Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INCOME:
   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:
   Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code (the "Code") and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
   The Funds may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable based upon their current interpretations of the tax rules and regulations that exist in the markets in which they invest.

D. DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to

PHOENIX STRATEGIC EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2004 (UNAUDITED) (CONTINUED)

shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E. FOREIGN CURRENCY TRANSLATION:
   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Funds do not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. EXPENSES:
   Expenses incurred with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more fairly made.

G. FOREIGN SECURITY COUNTRY DETERMINATION:
   A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

H. CONTRACTUAL OBLIGATIONS:
   In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however in management's opinion, based on experience, the risk of loss from such a claim is unlikely.

3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS
   As compensation for its services to the Trust, Phoenix Investment Counsel, Inc. (the "Adviser"), an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund:

                                                1st $1         $1-2        $2+
                                                Billion      Billion     Billion
                                                -------      -------     -------
Growth Fund .................................     0.70%       0.65%       0.60%
Strategic Theme Fund ........................     0.75%       0.70%       0.65%

   Seneca Capital Management LLC ("Seneca") is the subadviser to each of the Funds. A majority of the equity interests of Seneca are owned by Phoenix Investment Partners, Ltd. ("PXP"), an indirect wholly-owned subsidiary of PNX. The Adviser pays the subadviser a fee based upon the following annual rates as percentage of the average daily net assets of each Fund:

                                    1st $184   $184 Million-     $1-2      $2+
                                    Million     $1 Billion     Billion   Billion
                                    --------   -------------   -------   -------
Growth Fund .....................     0.20%        0.35%        0.325%    0.30%

                                    1st $201   $201 Million-     $1-2      $2+
                                    Million     $1 Billion     Billion   Billion
                                    --------   -------------   -------   -------
Strategic Theme Fund ............     0.10%        0.375%       0.35%     0.325%

   As Distributor of the Trust's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect, wholly-owned subsidiary of PNX, has advised the Trust that it retained net selling commissions and deferred sales charges for the period ended October 31, 2004, as follows:

                                     Class A         Class B          Class C
                                   Net Selling      Deferred         Deferred
                                   Commissions    Sales Charges    Sales Charges
                                  ------------    -------------    -------------
Growth Fund .....................    $1,684          $16,283           $956
Strategic Theme Fund ............     4,091           22,975            745

   In addition to these amounts, for the period May 1, 2004 to May 31, 2004, the following was paid to W.S. Griffith Securities, Inc., an indirect subsidiary of PNX for Class A net selling commissions:

   Growth Fund ..................    $  980
   Strategic Theme Fund .........     4,471

   As of May 31, 2004, W.S. Griffith Securities, Inc. no longer writes any business for the Funds.
   In addition, each Fund pays PEPCO distribution and/or service fees at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares and 1.00% for Class C shares applied to the average daily net assets of each respective Class. There are no distribution and/or service fees for Class X.
   PEPCO has advised the Trust of the following information for the period ended October 31, 2004:

                                               Distribution      Distribution
                                Distribution      and/or            and/or
                                   and/or      Service Fees      Service Fees
                                Service Fees     Paid to           Paid to
                                Retained by   Unaffiliated      W.S. Griffith
                                Distributor   Participants   Securities, Inc.(1)
                                ------------  -------------  -------------------
Growth Fund ..................     $99,944       $199,286           $  867
Strategic Theme Fund .........      98,440        201,813            8,292

(1) As of May 31, 2004, W.S. Griffith Securities, Inc. no longer writes any business for the Funds.

PHOENIX STRATEGIC EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2004 (UNAUDITED) (CONTINUED)

   Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.
   As Financial Agent of the Trust, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost to PEPCO to provide tax services and oversight of the performance of PFPC Inc. (subagent to PEPCO) plus (2) the documented cost of fund accounting and related services provided by PFPC Inc. The fee schedule of PFPC Inc., ranges from 0.065% to 0.03% of the average daily net asset values of each Fund. Certain minimum fees may apply. For the period ended October 31, 2004, the Trust incurred PEPCO financial agent fees totaling $82,613.
   PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company serving as sub-transfer agent. For the period ended October 31, 2004, transfer agent fees were $515,878 as reported in the Statement of Operations, of which PEPCO retained the following:

                                                                  Transfer Agent
                                                                   Fee Retained
                                                                  --------------
Growth Fund ...................................................      $ 60,847
Strategic Theme Fund ..........................................       131,893

   For the period ended October 31, 2004, the following Funds paid PXP Securities Corp., an indirect wholly-owned subsidiary of PNX, brokerage commissions in connection with portfolio transactions effected on behalf the Funds as follows:

                                                            Commissions Paid
                                                         to PXP Securities Corp.
                                                         -----------------------
Growth Fund ..........................................           $6,026
Strategic Theme Fund .................................            2,384

4. PURCHASES AND SALES OF SECURITIES
   Purchases and sales of securities (excluding short-term securities) for the period ended October 31, 2004, were as follows:

                                                     Purchases          Sales
                                                   ------------     ------------
Growth Fund ....................................   $107,620,197     $124,031,014
Strategic Theme Fund ...........................     99,943,830      120,898,900

   There were no purchases or sales of long-term U.S. Government securities.

5. ASSET CONCENTRATIONS
   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.
   Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

6. FEDERAL INCOME TAX INFORMATION
   The Funds have the following capital loss carryovers, which may be used to offset future capital gains:

                                                   Expiration Year
                                     -------------------------------------------
                                          2010           2011           Total
                                     ------------    ----------     ------------
Growth Fund ......................   $ 38,610,177    $39,492,502    $ 78,102,679
Strategic Theme
  Fund ...........................    175,371,559     71,299,405     246,670,964

   The Trust may not realize the benefit of these losses to the extent it does not realize gains on investments prior to the expiration of the capital loss carryovers.

7. PROXY VOTING PROCEDURES
   The Adviser and subadviser vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, free of charge, by calling toll-free 800-243-1574. These procedures and information regarding how the Funds voted proxies during the most recent twelve-month period ended June 30, is also available through the Securities and Exchange Commissions' website at http://www.sec.gov.

8. FORM N-Q INFORMATION
   The Funds file complete schedules of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Each Fund's Form N-Q is available on the SEC's website at http://www.sec.gov. Furthermore, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained at http://www.sec.gov/info/edgar/prrules.htm.

FUND MANAGEMENT

     Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

     The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Trust.


                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                              NUMBER OF
                                            PORTFOLIOS IN
                                            FUND COMPLEX
      NAME, ADDRESS AND        LENGTH OF     OVERSEEN BY              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
        DATE OF BIRTH         TIME SERVED      TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
E. Virgil Conway              Served since       36        Chairman, Rittenhouse Advisors, LLC (consulting firm) since 2001.
Rittenhouse Advisors, LLC     1988.                        Trustee/Director, Realty Foundation of New York (1972-present), Josiah
101 Park Avenue                                            Macy, Jr., Foundation (1975-present), Pace University (1978-present), New
New York, NY 10178                                         York Housing Partnership Development Corp. (Chairman) (1981-present),
DOB: 8/2/29                                                Greater New York Councils, Boy Scouts of America (1985-present), The
                                                           Academy of Political Science (Vice Chairman) (1985-present), Urstadt
                                                           Biddle Property Corp. (1989-present). Chairman, Metropolitan
                                                           Transportation Authority (1992-2001), The Harlem Youth Development
                                                           Foundation (1998-2002). Director, Trism, Inc. (1994-2001), Consolidated
                                                           Edison Company of New York, Inc. (1970-2002), Atlantic Mutual Insurance
                                                           Company (1974-2002), Centennial Insurance Company (1974-2002), Union
                                                           Pacific Corp. (1978-2002), BlackRock Freddie Mac Mortgage Securities Fund
                                                           (Advisory Director) (1990-2000), Accuhealth (1994-2002).
------------------------------------------------------------------------------------------------------------------------------------
Harry Dalzell-Payne           Served since       36        Currently retired.
The Flat, Elmore Court        1988.
Elmore, GL05, GL2 3NT
U.K.
DOB: 8/9/29
------------------------------------------------------------------------------------------------------------------------------------
S. Leland Dill                Served since       26        Currently retired. Trustee, Scudder Investments (33 portfolios)
7721 Blue Heron Way           2004.                        (1986-present). Director, Coutts & Co. Trust Holdings Limited
West Palm Beach, FL 33412                                  (1991-1999), Coutts & Co. Group (1991-1999) and Coutts & Co.
DOB: 3/28/30                                               International (USA) (private banking) (1991-2000).
------------------------------------------------------------------------------------------------------------------------------------
Francis E. Jeffries           Served since       28        Director, The Empire District Electric Company (1984-present). Chairman
8477 Bay Colony Dr. #902      1995.                        of the Board (1993-1997), Phoenix Investment Partners, Ltd.
Naples, FL 34108
DOB: 9/23/30
------------------------------------------------------------------------------------------------------------------------------------
Leroy Keith, Jr.              Served since       26        Partner, Stonington Partners, Inc. (private equity fund) since 2001.
Stonington Partners, Inc.     1993.                        Chairman (1998 to 2000) and Chief Executive Officer (1995-1998), Carson
736 Market Street, Ste. 1430                               Products Company (cosmetics). Director/Trustee, Evergreen Funds (six
Chattanooga, TN 37402                                      portfolios).
DOB: 2/14/39
------------------------------------------------------------------------------------------------------------------------------------

                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                              NUMBER OF
                                            PORTFOLIOS IN
                                            FUND COMPLEX
      NAME, ADDRESS AND        LENGTH OF     OVERSEEN BY              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
        DATE OF BIRTH         TIME SERVED      TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Geraldine M. McNamara         Served since       36        Managing Director, U.S. Trust Company of New York (private bank)
U.S. Trust Company of         2001.                        (1982-present).
New York
11 West 54th Street
New York, NY 10019
DOB: 4/17/51
------------------------------------------------------------------------------------------------------------------------------------
Everett L. Morris             Served since       36        Currently retired, Vice President, W.H. Reaves and Company (investment
164 Laird Road                1995.                        management) (1993-2003).
Colts Neck, NJ 07722
DOB: 5/26/28
------------------------------------------------------------------------------------------------------------------------------------
Donald B. Romans              Served since       26        President, Romans & Company (private investors and financial consultants)
39 S. Sheridan Road           2004.                        (1987-present). Trustee, Burnham Investors Trust (5 portfolios)
Lake Forest, IL 60045                                      (1967-present).
DOB: 4/22/31
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Segerson           Served since       26        Managing Director, Northway Management Company (1998-present).
Northway Management Company   1988.
164 Mason Street
Greenwich, CT 06830
DOB: 2/16/46
------------------------------------------------------------------------------------------------------------------------------------
Lowell P. Weicker, Jr.        Served since       26        Director, Medallion Financial New York (2003-present), Compuware (1996-
200 Duke Street               1995.                        present) and WWF, Inc. (2000-present). President, The Trust for America's
Alexandria, VA 22314                                       Health (non-profit) (2001-present). Director, UST, Inc. (1995-2004), HPSC
DOB: 5/16/31                                               Inc. (1995-2004).
------------------------------------------------------------------------------------------------------------------------------------

                                                         INTERESTED TRUSTEES

     Each of the individuals listed below is an "interested person" of the Trust, as defined in Section 2(a)(19) of the Investment
Company Act of 1940, as amended, and the rules and regulations thereunder.

------------------------------------------------------------------------------------------------------------------------------------
                                              NUMBER OF
                                            PORTFOLIOS IN
                                            FUND COMPLEX
      NAME, ADDRESS AND        LENGTH OF     OVERSEEN BY              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
        DATE OF BIRTH         TIME SERVED      TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  *Marilyn E. LaMarche        Served since       31        Limited Managing Director, Lazard Freres & Co. LLC (1983-present).
   Lazard Freres & Co. LLC    2002.                        Director, The Phoenix Companies, Inc. (2001-present) and Phoenix Life
   30 Rockefeller Plaza,                                   Insurance Company (1989-present).
   59th Floor
   New York, NY 10020
   DOB: 5/11/34
------------------------------------------------------------------------------------------------------------------------------------
 **Philip R. McLoughlin       Served since       67        Consultant, Phoenix Investment Partners, Ltd. (2002-present). Director,
   DOB: 10/23/46              1993.                        PXRE Corporation (Delaware) (1985-present), World Trust Fund
                                                           (1991-present). Chairman (1997-2002), Director (1995-2002), Vice Chairman
   Chairman                                                (1995-1997) and Chief Executive Officer (1995-2002), Phoenix Investment
                                                           Partners, Ltd. Director and Executive Vice President, The Phoenix
                                                           Companies, Inc. (2000-2002). Director (1994-2002) and Executive Vice
                                                           President, Investments (1987-2002), Phoenix Life Insurance Company.
                                                           Director (1983-2002) and Chairman (1995-2002), Phoenix Investment
                                                           Counsel, Inc. Director (1982-2002) and President (1990-2000), Phoenix
                                                           Equity Planning Corporation. Chairman and President, Phoenix/Zweig
                                                           Advisers LLC (2001-2002). Director (2001-2002) and President (April
                                                           2002-September 2002), Phoenix Investment Management Company. Director and
                                                           Executive Vice President, Phoenix Life and Annuity Company (1996-2002).
                                                           Director (1995-2000) and Executive Vice President (1994-2002), and Chief
                                                           Investment Counsel, PHL Variable Insurance Company. Director, Phoenix
                                                           National Trust Holding Company (2001-2002). Director (1985-2002) and Vice
                                                           President (1986-2002), and Executive Vice President (2002-2002), PM
                                                           Holdings, Inc. Director, W.S. Griffith Associates, Inc. (1995-2002).
                                                           Director (1992-2002) and President (1993-1994), W.S. Griffith Securities,
                                                           Inc.
------------------------------------------------------------------------------------------------------------------------------------
***James M. Oates             Served since       31        Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.)
   Hudson Castle Group, Inc.  1993.                        (financial services) (1997-present). Managing Director, Wydown Group
   c/o Northeast Investment                                (consulting firm) (1994-present). Director, Investors Financial Service
   Management, Inc.                                        Corporation (1995-present), Investors Bank & Trust Corporation
   50 Congress Street                                      (1995-present), Plymouth Rubber Co. (1995-present), Stifel Financial
   Suite 1000                                              (1996-present), Connecticut River Bancorp (1998-present), Connecticut
   Boston, MA 02109                                        River Bank (1999-present), Trust Co. of New Hampshire (2002-present).
   DOB: 5/31/46                                            Director and Treasurer, Endowment for Health, Inc. (2000-present).
                                                           Chairman, Emerson Investment Management, Inc. (2000-present), Member
                                                           Chief Executives Organization (1996-present), Vice Chairman,
                                                           Massachusetts Housing Partnership (1994-1999). Director, Blue Cross and
                                                           Blue Shield of New Hampshire (1994-1999), AIB Govett Funds (1991-2000),
                                                           Command Systems, Inc. (1998-2000), Phoenix Investment Partners, Ltd.
                                                           (1995-2001), 1Mind, Inc. (2000-2002), 1Mind.com.
------------------------------------------------------------------------------------------------------------------------------------

  *Ms. LaMarche is an "interested person," as defined in the Investment Company Act of 1940, by reason of her position as Director of The Phoenix Companies, Inc. and Phoenix Life Insurance Company.
 **Mr. McLoughlin is an "interested person," as defined in the Investment Company Act of 1940, by reason of his relationship with
   Phoenix Investment Partners, Ltd. and its affiliates.
***Mr. Oates is being treated as an Interested Trustee due to certain relationships existing among Mr. Oates, Hudson Castle Group,
   Inc. and The Phoenix Companies, Inc. and certain of its affiliates.

                                             OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                             POSITION(S) HELD WITH
    NAME, ADDRESS AND         TRUST AND LENGTH OF                                   PRINCIPAL OCCUPATION(S)
      DATE OF BIRTH               TIME SERVED                                        DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
John F. Sharry             Executive Vice President        Executive Vice President, Phoenix Investment Partners, Ltd.
DOB: 3/28/52               since 2000.                     (1998-present), President, Phoenix Equity Planning Corporation
                                                           (2000-present). Senior Vice President, The Phoenix Companies, Inc.
                                                           (2004-present). Executive Vice President, certain funds within the
                                                           Phoenix Fund Complex (1998-present).
------------------------------------------------------------------------------------------------------------------------------------
Francis G. Waltman         Senior Vice President           Vice President, Chief Administrative Officer (2003-present), Senior Vice
DOB: 7/27/62               since May 2004.                 President, Chief Administrative Officer, Private Client Group
                                                           (1999-2003), Vice President (1995-1999), Phoenix Investment Partners,
                                                           Ltd. Senior Vice President, Phoenix Fund Complex (2004-present).
------------------------------------------------------------------------------------------------------------------------------------
Nancy G. Curtiss           Treasurer since 1996.           Vice President, Fund Accounting (1994-2000), Treasurer (1996-2000),
DOB: 11/24/52                                              Assistant Treasurer (2001-2003), Phoenix Equity Planning Corporation.
                                                           Vice President (2003-present), Phoenix Investment Partners, Ltd.
                                                           Treasurer or Assistant Treasurer, Phoenix Fund Complex (1994-present).
------------------------------------------------------------------------------------------------------------------------------------
Matthew A. Swendiman       Secretary since 2004.           Counsel, Phoenix Life Insurance Company (2002-present). Vice President,
One American Row                                           Counsel, Chief Legal Officer and Secretary, certain of the funds within
Hartford, CT 06102                                         the Phoenix Fund Complex (2004-present). Assistant Vice President and
DOB: 4/5/73                                                Assistant Counsel, Conseco Capital Management (2000-2002).
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX STRATEGIC EQUITY SERIES FUND

101 Munson Street
Greenfield, Massachusetts 01301


TRUSTEES
E. Virgil Conway
Harry Dalzell-Payne
S. Leland Dill
Francis E. Jeffries
Leroy Keith, Jr.
Marilyn E. LaMarche
Philip R. McLoughlin
Geraldine M. McNamara
Everett L. Morris
James M. Oates
Donald B. Romans
Richard E. Segerson
Lowell P. Weicker, Jr.

OFFICERS
Philip R. McLoughlin, Chairman and President
John F. Sharry, Executive Vice President
Francis G. Waltman, Senior Vice President
Nancy G. Curtiss, Treasurer
Matthew A. Swendiman, Secretary and
   Chief Legal Officer


INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, Connecticut 06115-0480

SUBADVISER
Seneca Capital Management LLC
909 Montgomery Street
San Francisco, California 94133

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

TRANSFER AGENT
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 5501
Boston, Massachusetts 02206-5501

HOW TO CONTACT US
Mutual Fund Services                         1-800-243-1574
Advisor Consulting Group                     1-800-243-4361
Text Telephone                               1-800-243-1926
Web site                             PHOENIXINVESTMENTS.COM


--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------

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
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

                 (This page has been left blank intentionally.)

                                                                ---------------
                                                                   PRESORTED
                                                                   STANDARD
                                                                 U.S. POSTAGE
                                                                     PAID
                                                                 Louisville, KY
                                                                Permit No. 1051
                                                                ---------------

PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480

(LOGO)
PHOENIX
INVESTMENT PARTNERS,LTD.
A MEMBER OF THE PHOENIX COMPANIES, INC.
[GRAPHIC OMITTED]

For more information about Phoenix mutual funds, please call your financial representative or contact us at 1-800-243-4361 or PHOENIXINVESTMENTS.COM.


NOT INSURED BY FDIC/NCUA OR ANY FEDERAL GOVERNMENT AGENCY.
NO BANK GUARANTEE. NOT A DEPOSIT. MAY LOSE VALUE.

PXP 679 (12/04)


ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

    (a)(1)   Not applicable.

    (a)(2)   Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

    (a)(3)   Not applicable.

    (b)      Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
             Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Phoenix Strategic Equity Series Fund
             -----------------------------------------------------

By (Signature and Title)*  /s/ Philip R. McLoughlin
                         -----------------------------------------
                           Philip R. McLoughlin, Chairman
                           (principal executive officer)

Date                       January 10, 2005
    --------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Philip R. McLoughlin
                         -----------------------------------------
                           Philip R. McLoughlin, Chairman
                           (principal executive officer)

Date                       January 10, 2005
    --------------------------------------------------------------


By (Signature and Title)*  /s/ Nancy G. Curtiss
                         -----------------------------------------
                           Nancy G. Curtiss, Treasurer
                           (principal financial officer)

Date                       January 10, 2005
    --------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.